Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 357,922,640.00
Previously Paid Amount	0.00
Total Fee Amount	49,429.12
Total Offset Amount	0.00
Net Fee	$ 49,429.12